Purchase Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of Purchase Receivables

The following table presents a summary of the Company’s purchase receivables with unrelated third parties as of December 31, 2020:

Vendor	Amount	Issuance Date	Balance
Cap Call	$1,000,000	3 loans 2020	$820,515
Fox Capital	607,500	12/1/20	538,650